091-18036 jm

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2014 DEC -3 PM 12:19
SEC / MR

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

SEC Mail Processing Section
DEC 03 2014
Washington DC
404

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

14011437

4. Name of Underlying Instrument:

MSCI ACWI Low Carbon Target Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

LOWC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, London, Hong Kong, SIX Swiss, Tokyo, Madrid, Philippines, Abu Dhabi, NASDAQ, BSE India, Xetra, Euronext Paris, ASX, Thailand, Taiwan, Euronext Amsterdam, Sao Paolo, Euronext Brussels, Toronto, Santiago, Oslo, Istanbul, OMX Nordic Stockholm, Colombia, Athens, Mexico, Korea, Vienna, JSE, Dubai, Singapore, Milan, Indonesia, New Zealand, Malaysia, Warsaw, Tel Aviv, Dublin, Doha, OMX Nordic Copenhagen, NYSE MKT, Shenzhen, Egypt, NASDAQ Dubai, OMX Nordic Helsinki, Euronext Lisbon, JASDAQ, GreTai, Prague, MICEX

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

December 2, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 03 2014

SEC 2449 (1/99)

Sudhir Bhattacharyya
Vice President

NYSE

RECEIVED
2014 DEC -3 PM 12: 19
SEC / MR

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
Sudhir.Bhattacharyya@nyse.com

SEC
Mail Processing
Section
DEC 3 X 2014
Washington DC
404

Via Overnight Mail

December 2, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – SPDR MSCI ACWI Low Carbon Target ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

SPDR MSCI ACWI Low Carbon Target ETF (LOWC)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	
Public Availability:	DEC 0 3 2014